Related Party Transactions and Balances - Additional Information (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Due from related parties, current	¥ 228,600	$ 33,248	¥ 3,248,692
Interest rate percentage	4.60%	4.60%
Guarantees provided to the related parties	¥ 0		0
Steigenberger
Related Party Transaction [Line Items]
Due from related parties, current	225,000	$ 32,725	¥ 225,000	$ 34,582
Loan repayable period			1 year	1 year
Interest rate percentage			6.00%	6.00%
JYHM
Related Party Transaction [Line Items]
Due from related parties, current	¥ 3,600
APAM
Related Party Transaction [Line Items]
Restricted cash						¥ 70,000,000
H K Beifu
Related Party Transaction [Line Items]
Restricted cash					¥ 900,000,000	¥ 110,000,000